Dividends of ordinary shares and cumulative distribution of other equity instruments (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Dividends of ordinary shares and cumulative distribution of other equity instruments [line items]
Cash dividend per share	¥ 0.1	¥ 0.1		¥ 0.29
Total cash dividend	¥ 1,570,000	¥ 1,520,000		¥ 4,408,000
Profit	1,329,974	1,584,207	[1]	¥ 10,347,987	[1]
Cumulative distribution of other equity instruments	333,503
Other equity instruments [member]
Dividends of ordinary shares and cumulative distribution of other equity instruments [line items]
Profit	342,349	¥ 68,600
Cumulative distribution of other equity instruments	¥ 333,503

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).